Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Capital Matters [Abstract]
Regulatory capital information
The following table summarizes regulatory capital information as of December 31, 2014 and 2013 on a consolidated basis and for its wholly-owned subsidiary, as defined:

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2014	(In Thousands)

Total Capital to Risk-Weighted Assets
Consolidated	$136,022	17.95%	$60,639	8.00%	N/	A	N/	A
Colony Bank	127,833	16.89	60,542	8.00	$75,678		10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	127,220	16.78	30,320	4.00	N/	A	N/	A
Colony Bank	119,031	15.73	30,271	4.00	45,407		6.00

Tier I Capital to Average Assets
Consolidated	127,220	11.18	45,509	4.00	N/	A	N/	A
Colony Bank	119,031	10.50	45,364	4.00	56,705		5.00

As of December 31, 2013

Total Capital to Risk-Weighted Assets
Consolidated	$129,569	17.06%	$60,791	8.00%	N/	A	N/	A
Colony Bank	131,024	17.29	60,638	8.00	$75,797		10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	120,048	15.81	30,396	4.00	N/	A	N/	A
Colony Bank	121,521	16.03	30,319	4.00	45,478		6.00

Tier I Capital to Average Assets
Consolidated	120,048	10.57	45,419	4.00	N/	A	N/	A
Colony Bank	121,521	10.72	45,333	4.00	56,666		5.00